Loans Receivable (Details)	Aug. 01, 2023 USD ($)	May 01, 2023 USD ($)	Jan. 01, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Aug. 01, 2023 CNY (¥)	May 01, 2023 CNY (¥)	Jan. 01, 2023 CNY (¥)
Loans Receivable [Abstract]
Loans amount	$ 281,694	$ 281,694	$ 267,609		$ 281,694	¥ 2,000,000	¥ 2,000,000	¥ 1,900,000
Financing receivable term	5 months	4 months	6 months